Organization - Additional Information (Detail)												3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 20, 2026 $ / shares shares	Dec. 31, 2025 OperatingSelfStorageProperty UnconsolidatedRealEstateVenture $ / shares shares	Sep. 04, 2025 USD ($) $ / shares shares	Aug. 07, 2024 $ / shares shares	Nov. 01, 2023 $ / shares shares	May 01, 2023 USD ($) shares	Jan. 30, 2023 USD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 10, 2021 USD ($) shares	Feb. 26, 2021 USD ($)	Jan. 15, 2021 USD ($)	Dec. 31, 2025 USD ($) OperatingSelfStorageProperty UnconsolidatedRealEstateVenture $ / shares shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Jun. 30, 2026 USD ($) ft² UnconsolidatedRealEstateVenture OperatingSelfStorageProperty $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) OperatingSelfStorageProperty UnconsolidatedRealEstateVenture $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 02, 2026 USD ($)	Sep. 30, 2025 USD ($)	May 30, 2025 $ / shares	Mar. 31, 2024 $ / shares	May 02, 2023 USD ($)
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $																$ 15,170,192	$ 15,367,193	$ 37,371,916	$ 37,910,737
Number of operating self storage properties owned | OperatingSelfStorageProperty		24										24			25		24
Number of unconsolidated real estate ventures | UnconsolidatedRealEstateVenture		5										5			5		5
Advisor purchased initial investment in operating partnership | $															$ 202,000		$ 202,000
Distribution reinvestment plan termination notice period																	10 days
Aggregate consideration | $																			15,000,000
Funding received from sponsor | $															10,200,000		$ 10,200,000
Sale of Stock, Consideration Received on Transaction | $						$ 150,000,000
Issuance costs | $															$ 326,444	$ 1,809,770	2,508,610	$ 3,634,282	$ 4,387,423
Wholly-owned self storage facilities															12
Self storage units															9,215
Net rentable square feet | ft²															981,465
Units converted | shares	0			0
Purchase Agreement
Organization And Nature Of Operations [Line Items]
Aggregate value of shares committed to purchase | $						$ 150,000,000
Managing Dealer Agreement
Organization And Nature Of Operations [Line Items]
Percentage of sales commissions																					6.00%
Percentage of managing dealer fees																					3.50%
Percentage of aggregate shares committed																					0.15%
Maximum aggregate value of shares committed to pay | $																					$ 550,000
Sponsor Funding Agreement
Organization And Nature Of Operations [Line Items]
Estimated per share NAV | $ / shares	$ 10			$ 10																			$ 10
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 23,000,000		$ 19,700,000
Distribution reinvestment plan termination notice period															10 days		10 days
Class A Common Stock [Member]
Organization And Nature Of Operations [Line Items]
One time stock dividend | $ / shares					$ 0.11075
Estimated per share NAV | $ / shares	$ 10			$ 10
Units converted | shares	0			0	0
Class A Common Stock [Member] | Sponsor Funding Agreement
Organization And Nature Of Operations [Line Items]
Estimated per share NAV | $ / shares					$ 10
Class A Common Stock [Member] | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares																			1,180,172
Class A Common Stock [Member] | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															300,000		200,000
Price per share | $ / shares					9.3
Class A Common Stock [Member] | Pubic Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															2,900,000		2,900,000
Class A Common Stock [Member] | Private Offering
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 30,300,000		$ 30,300,000
Class P Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $								$ 100,700,000
Estimated per share NAV | $ / shares	$ 10			$ 10
Class P Common Stock [Member] | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares														64,865			64,865
Class P Common Stock [Member] | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															1,300,000		1,100,000
Class P Common Stock [Member] | Private Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares								10,600,000
Class T Common Stock [Member]
Organization And Nature Of Operations [Line Items]
One time stock dividend | $ / shares					0.07526
Estimated per share NAV | $ / shares	10			10
Class T Common Stock [Member] | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares																			1,812,471
Class T Common Stock [Member] | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															400,000		400,000
Price per share | $ / shares					9.3
Class T Common Stock [Member] | Private Offering
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 48,100,000		$ 48,100,000
Class T Common Stock [Member] | Private Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															4,800,000		4,800,000
Class W Common Stock [Member]
Organization And Nature Of Operations [Line Items]
One time stock dividend | $ / shares					0.01075
Estimated per share NAV | $ / shares	10			10
Class W Common Stock [Member] | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares																			418,085
Class W Common Stock [Member] | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															100,000		57,000,000,000
Price per share | $ / shares					9.3
Class W Common Stock [Member] | Private Offering
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 6,300,000		$ 6,300,000
Class W Common Stock [Member] | Private Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															700,000		700,000
Series A Cumulative Redeemable Preferred Units
Organization And Nature Of Operations [Line Items]
Issuance of preferred units | shares							600,000
Series A Cumulative Redeemable Preferred Units | Preferred Unit Purchase Agreement
Organization And Nature Of Operations [Line Items]
Issuance of preferred units | shares							600,000
Preferred units, liquidation preference | $ / shares							$ 25
Capital contribution to operating partnership | $							$ 15,000,000
Preferred stock redemption amount | $																								$ 15,000,000
Series D Cumulative Redeemable Preferred Units
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares		1,400,000
Issuance of preferred units | shares			1,000,000
Preferred units, liquidation preference | $ / shares			$ 25
Capital contribution to operating partnership | $			$ 25,000,000
Series D Preferred Units [Member]
Organization And Nature Of Operations [Line Items]
Issuance of preferred units | shares		400,000	400,000									400,000					400,000
Aggregate consideration | $			$ 10,000,000									$ 10,000,000
Series E Preferred Offering
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 1,000,000
Common stock issued in connection with offering | shares															98,000
Series E Preferred Offering | Managing Dealer Agreement
Organization And Nature Of Operations [Line Items]
Percentage of aggregate shares committed																				1.60%
Maximum aggregate value of shares committed to pay | $																				$ 550,000
Percentage of annual maintenance fee																				0.10%
Series E Preferred Offering | Maximum
Organization And Nature Of Operations [Line Items]
Preferred stock, value authorized | $																					75,000,000
Preferred stock, value authorized expandable | $																					$ 100,000,000
Series B Convertible Preferred Stock [Member]
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares						150,000,000
Series B Convertible Preferred Stock [Member] | Purchase Agreement
Organization And Nature Of Operations [Line Items]
Issuance costs | $						$ 1,400,000
Class Y Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Price per share | $ / shares					9.3
Estimated per share NAV | $ / shares	10			10
Class Y Common Stock [Member] | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares													611,712	627,757			1,259,169	3,604,009	382,653
Class Y Common Stock [Member] | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															300,000		200,000
Class Y Common Stock [Member] | Private Offering
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 50,600,000		$ 50,600,000
Class Y Common Stock [Member] | Private Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															5,200,000		5,200,000
Class Z Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Price per share | $ / shares					9.3
Estimated per share NAV | $ / shares	$ 10			$ 10
Class Z Common Stock [Member] | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares													180,800	41,250			222,050	306,593	36,559
Class Z Common Stock [Member] | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															17,000		12,000
Class Z Common Stock [Member] | Private Offering
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock | $															$ 5,500,000		$ 5,500,000
Class Z Common Stock [Member] | Private Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Common stock issued in connection with offering | shares															600,000		600,000
Class Y Shares and Class Z Shares
Organization And Nature Of Operations [Line Items]
One time stock dividend | $ / shares					9.3
Class Y Shares and Class Z Shares | Sponsor Funding Agreement
Organization And Nature Of Operations [Line Items]
Price per share | $ / shares		$ 10			$ 9.3							$ 10			$ 10		$ 10					$ 10
Strategic Storage Advisor IV, LLC
Organization And Nature Of Operations [Line Items]
Sale of common shares to advisor | $											$ 1,000
Advisor purchased initial investment in operating partnership | $											$ 1,000
Smartstop Storage Advisors LLC.
Organization And Nature Of Operations [Line Items]
Investment by affiliate in exchange for additional limited partnership interests | $										$ 1,000
Smartstop OP, L.P
Organization And Nature Of Operations [Line Items]
Equity ownership percentage		2.00%										2.00%			2.00%		2.00%
Advisor purchased a limited partnership interest in Operating Partnership, number of partnership units | shares									549,451
Initial capital contribution | $									$ 5,000,000
Strategic Storage Operating Partnership VI, L.P.
Organization And Nature Of Operations [Line Items]
Equity ownership percentage		98.00%										98.00%			98.00%		98.00%
SmartCentres
Organization And Nature Of Operations [Line Items]
Equity ownership percentage		50.00%										50.00%			50.00%		50.00%
Strategic Storage Growth Trust III, Inc.
Organization And Nature Of Operations [Line Items]
Equity ownership percentage															50.00%